DIVIDENDS PAID AND PROPOSED (Tables)	12 Months Ended
Dec. 31, 2022
Dividends Paid And Proposed
Schedule of declared dividends paid or payable to non-controlling interests
During 2022, 2021 and 2020, certain subsidiaries of the Company declared dividends, of which a portion was paid or payable to non-controlling interests as shown in the table below:

Name of subsidiary	2022	2021	2020

Omnium Telecom Algeria S.p.A	—	44	45
VIP Kazakhstan Holding AG	—	27	24
TNS Plus LLP	11	8	16
Other	3	10	2
Total dividends declared to non-controlling interests	14	89	87